Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 12, 2025	Sep. 30, 2025	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
							Value of Initial Fixed $100 Investment Based On:
Yeara	Summary Compensation Table Total for Mr. Oliver ($)b	Summary Compensation Table Total for Mr. Weidemanis ($)c	Compensation Actually Paid to Mr. Oliver ($)d	Compensation Actually Paid to Mr. Weidemanis ($)e	Average Summary Compensation Table Total for Non-PEO NEOs ($)f	Average Compensation Actually Paid to Non-PEO NEOs ($)g	Company TSR ($)h	S&P 500 Industrials TSR ($)i	Net Income ($ in millions)j	EBIT Growth (%)k
2025	16,220,184	19,963,827	27,636,711	33,407,820	7,000,816	13,125,973	299	208	3,291	15.1
2024	15,408,987		35,125,841		5,627,181	9,530,554	208	178	1,705	8.8
2023	15,882,646		16,020,622		5,528,433	5,131,714	139	131	1,849	16.9
2022	15,687,202		(1,001,706)		4,696,459	357,693	126	108	1,532	11.4
2021	16,170,188		54,159,692		3,857,898	10,886,010	170	129	1,637	11.6

(a)
This table includes fiscal years 2021, 2022, 2023, 2024 and 2025.

(b)
The PEO is Mr. Oliver

(c)
The PEO is Mr. Weidemanis

(d)
CAP to Mr. Oliver reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates. Dividends and dividend equivalents credited with respect to stock awards in each fiscal year prior to the vesting date were included in the fair value of the awards at the end of the fiscal year or as of the vesting date, as applicable.

Year
Mr. Oliver	2025
SCT Total Compensation ($)	16,220,184
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	12,843,984
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	3,992,819
Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years that Remain Unvested at End of Year ($)	16,878,853
Plus: Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—
Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	3,388,840
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—
Compensation Actually Paid ($)	27,636,711

(e)
CAP to Mr. Weidemanis reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates. Dividends and dividend equivalents credited with respect to stock awards in each fiscal year prior to the vesting date were included in the fair value of the awards at the end of the fiscal year or as of the vesting date, as applicable.
Year
Mr. Weidemanis	2025
SCT Total Compensation ($)	19,963,827
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	16,599,021
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	30,043,014
Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years that Remain Unvested at End of Year ($)	—
Plus: Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—
Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	—
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—
Compensation Actually Paid ($)	33,407,820

(f)
The following NEO’s are included in the average figures shown:

2021: Messrs. Olivier Leonetti, John Donofrio, Ganesh Ramaswamy, Jeffrey Williams, Brian Stief
2022: Messrs. Olivier Leonetti, Rodney Clark, John Donofrio, Ganesh Ramaswamy, Jeffrey Williams
2023: Messrs. Olivier Leonetti, Rodney Clark and Mses. Lei Schlitz, Julie Brandt
2024: Messrs. Marc Vandiepenbeeck, Olivier Leonetti, Nate Manning, John Donofrio and Ms. Lei Schlitz,
2025: Messrs. Marc Vandiepenbeeck, Chris Scalia, George Oliver and Mses. Schlitz and Brandt
(g)
CAP to our non-PEO NEOs reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates. Dividends and dividend equivalents credited with respect to stock awards in each fiscal year prior to the vesting date were included in the fair value of the awards at the end of the fiscal year or as of the vesting date, as applicable.

Year
Non-PEO NEOs	2025 See footnote (f) above
Average SCT Total Compensation ($)	7,000,816
Less: Average Stock and Option Award Values Reported in SCT for the Covered Year ($)	5,244,224
Plus: Average Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	7,741,605
Plus: Average Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years that Remain Unvested at End of Year ($)	3,413,356
Plus: Average Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—
Plus: Average Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	214,475
Less: Average Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—
Less: Average Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—
Plus: Average Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—
Average Compensation Actually Paid ($)	13,125,973

(h)
Represents our cumulative total shareholder return (“TSR”) calculated from September 30, 2020 for the measurement periods ending on September 30 of each of 2021, 2022, 2023, 2024 and 2025 respectively.

(i)
Represents the cumulative TSR of the S&P 500 Industrials Index calculated from September 30, 2020 for the measurement periods ending on September 30 of each of 2021, 2022, 2023, 2024 and 2025 respectively.

(j)
Reflects “Net Income” in the Company’s audited financial statements included in the Company’s Annual Reports on Form 10-K for each of the fiscal years ended September 30, 2021, 2022, 2023, 2024 and 2025.

(k)
Company-selected measure is EBIT Growth. The definition and methodology used to calculate EBIT Growth are found in the CD&A on page 56.

Company Selected Measure Name			EBIT Growth
Named Executive Officers, Footnote
(b)
The PEO is Mr. Oliver

(c)
The PEO is Mr. Weidemanis
(f)
The following NEO’s are included in the average figures shown:

2021: Messrs. Olivier Leonetti, John Donofrio, Ganesh Ramaswamy, Jeffrey Williams, Brian Stief
2022: Messrs. Olivier Leonetti, Rodney Clark, John Donofrio, Ganesh Ramaswamy, Jeffrey Williams
2023: Messrs. Olivier Leonetti, Rodney Clark and Mses. Lei Schlitz, Julie Brandt
2024: Messrs. Marc Vandiepenbeeck, Olivier Leonetti, Nate Manning, John Donofrio and Ms. Lei Schlitz,
2025: Messrs. Marc Vandiepenbeeck, Chris Scalia, George Oliver and Mses. Schlitz and Brandt

Peer Group Issuers, Footnote
(i)
Represents the cumulative TSR of the S&P 500 Industrials Index calculated from September 30, 2020 for the measurement periods ending on September 30 of each of 2021, 2022, 2023, 2024 and 2025 respectively.

Adjustment To PEO Compensation, Footnote
(d)
CAP to Mr. Oliver reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates. Dividends and dividend equivalents credited with respect to stock awards in each fiscal year prior to the vesting date were included in the fair value of the awards at the end of the fiscal year or as of the vesting date, as applicable.

Year
Mr. Oliver	2025
SCT Total Compensation ($)	16,220,184
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	12,843,984
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	3,992,819
Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years that Remain Unvested at End of Year ($)	16,878,853
Plus: Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—
Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	3,388,840
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—
Compensation Actually Paid ($)	27,636,711
(e)
CAP to Mr. Weidemanis reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates. Dividends and dividend equivalents credited with respect to stock awards in each fiscal year prior to the vesting date were included in the fair value of the awards at the end of the fiscal year or as of the vesting date, as applicable.
Year
Mr. Weidemanis	2025
SCT Total Compensation ($)	19,963,827
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	16,599,021
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	30,043,014
Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years that Remain Unvested at End of Year ($)	—
Plus: Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—
Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	—
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—
Compensation Actually Paid ($)	33,407,820

Non-PEO NEO Average Total Compensation Amount			$ 7,000,816	$ 5,627,181	$ 5,528,433	$ 4,696,459	$ 3,857,898
Non-PEO NEO Average Compensation Actually Paid Amount			$ 13,125,973	9,530,554	5,131,714	357,693	10,886,010
Adjustment to Non-PEO NEO Compensation Footnote
(g)
CAP to our non-PEO NEOs reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates. Dividends and dividend equivalents credited with respect to stock awards in each fiscal year prior to the vesting date were included in the fair value of the awards at the end of the fiscal year or as of the vesting date, as applicable.

Year
Non-PEO NEOs	2025 See footnote (f) above
Average SCT Total Compensation ($)	7,000,816
Less: Average Stock and Option Award Values Reported in SCT for the Covered Year ($)	5,244,224
Plus: Average Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	7,741,605
Plus: Average Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years that Remain Unvested at End of Year ($)	3,413,356
Plus: Average Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—
Plus: Average Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	214,475
Less: Average Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—
Less: Average Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—
Plus: Average Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—
Average Compensation Actually Paid ($)	13,125,973

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Measures to Determine Fiscal 2025 Compensation Actually Paid
Most Important Performance Measures:
• EBIT Growth • Revenue Growth • Free Cash Flow Conversion • Pre-tax Earnings Growth • Recurring Revenue • Relative TSR
The six performance measures listed above represent the most important metrics we used to link CAP to financial performance for fiscal 2025 as further described in our CD&A.

Total Shareholder Return Amount			$ 299	208	139	126	170
Peer Group Total Shareholder Return Amount			208	178	131	108	129
Net Income (Loss)			$ 3,291,000,000	$ 1,705,000,000	$ 1,849,000,000	$ 1,532,000,000	$ 1,637,000,000
Company Selected Measure Amount			15.1	8.8	16.9	11.4	11.6
PEO Name	Mr. Oliver	Mr. Weidemanis
Measure:: 1
Pay vs Performance Disclosure
Name			EBIT Growth
Non-GAAP Measure Description			(k) Company-selected measure is EBIT Growth. The definition and methodology used to calculate EBIT Growth are found in the CD&A on page 56.
Measure:: 2
Pay vs Performance Disclosure
Name			Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name			Free Cash Flow Conversion
Measure:: 4
Pay vs Performance Disclosure
Name			Pre-tax Earnings Growth
Measure:: 5
Pay vs Performance Disclosure
Name			Recurring Revenue
Measure:: 6
Pay vs Performance Disclosure
Name			Relative TSR
Mr. Oliver [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 16,220,184	$ 15,408,987	$ 15,882,646	$ 15,687,202	$ 16,170,188
PEO Actually Paid Compensation Amount			27,636,711	$ 35,125,841	$ 16,020,622	$ (1,001,706)	$ 54,159,692
Mr. Weidemanis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			19,963,827
PEO Actually Paid Compensation Amount			33,407,820
PEO | Mr. Oliver [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Oliver [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,843,984
PEO | Mr. Oliver [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,992,819
PEO | Mr. Oliver [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			16,878,853
PEO | Mr. Oliver [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Oliver [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,388,840
PEO | Mr. Oliver [Member] | Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Oliver [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Weidemanis [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Weidemanis [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Weidemanis [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(16,599,021)
PEO | Mr. Weidemanis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			30,043,014
PEO | Mr. Weidemanis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Weidemanis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Weidemanis [Member] | Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Weidemanis [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,244,224)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,741,605
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,413,356
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			214,475
Non-PEO NEO | Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount